Fair Value Measurements - Schedule of Black-Scholes Option Pricing Model Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration period of warrants	5 years
Series A preferred stock value per share | Preferred stock warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		7.47
Exercise price of warrants | Preferred stock warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		0.76
Term in years | Preferred stock warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration period of warrants		5 years 9 months
Risk-free interest rate | Preferred stock warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		0.0297
Volatility | Preferred stock warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		0.6700
Dividend yield | Preferred stock warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input		0.0000